Segment Reporting And Concentration Of Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 98,755
Prepayments to suppliers	6,155	30,696
Provision for doubtful recoveries for prepayments to suppliers	$ (274)	$ 3,185	$ 8,435